UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09191

Name of Fund:  BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 04/30/2016

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.1%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/19 (a)	$5,225	$6,026,829
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	940	1,047,912

		7,074,741
California — 24.4%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	5,050	5,578,331
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	2,865	3,441,553
City & County of San Francisco California Airports Commission, ARB, Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	880	884,127
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 5/01/28	1,800	2,195,028
2nd, 5.25%, 5/01/33	1,410	1,646,908
5.00%, 5/01/44	1,860	2,106,022
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.50%, 3/01/30	4,045	4,717,158
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	2,800	3,207,988
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	3,500	3,832,010
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/18 (a)	3,175	3,516,408
Emery Unified School District, GO, Election of 2010, Series A (AGM), 5.50%, 8/01/35	1,875	2,244,769
Golden Empire Schools Financing Authority, Refunding RB, Kern High School District Projects, 0.89%, 5/01/17 (b)	2,850	2,848,974
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	2,445	3,085,297

Municipal Bonds	Par (000)	Value
California (continued)
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/17 (a)	$4,000	$4,220,480
Election of 2008, Series C, 5.25%, 8/01/39	2,000	2,334,340
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	1,675	1,822,936
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/21 (a)	2,670	3,276,677
Riverside County Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	4,500	5,418,720
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	5,000	6,233,750
5.50%, 11/01/31	3,130	3,887,523
5.50%, 11/01/33	3,000	3,723,690
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	1,260	1,543,966
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	940	1,143,660
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	7,580	9,122,227

		82,032,542
Colorado — 2.1%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,500	1,794,975
5.50%, 11/15/30	565	672,429
5.50%, 11/15/31	675	801,191
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/19 (a)	3,300	3,674,187

		6,942,782
Florida — 20.2%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	405	492,869

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Municipal Bonds	Par (000)	Value
Florida (continued)
County of Broward Florida Airport System, ARB, Series A, AMT, 5.13%, 10/01/38	$5,665	$6,418,275
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	1,440	1,643,083
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	2,995	3,564,409
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,500	2,876,050
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	430	440,582
County of Miami-Dade Florida, RB, Seaport:
Series A, 5.38%, 10/01/33	1,765	2,052,872
Series A, 5.50%, 10/01/42	3,000	3,534,960
Series B, AMT, 6.25%, 10/01/38	800	1,001,448
Series B, AMT, 6.00%, 10/01/42	1,060	1,276,420
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/29	3,130	3,811,495
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, Series A:
Miami International Airport (AGM), 5.25%, 10/01/41	4,610	4,996,088
Miami International Airport (AGM), 5.50%, 10/01/41	4,180	4,584,081
5.00%, 10/01/32	5,000	5,734,500
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	5,155	5,925,569
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/19 (a)	7,600	8,727,384
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	1,805	2,164,484

Municipal Bonds	Par (000)	Value
Florida (continued)
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21 (a)	$6,965	$8,447,570

		67,692,139
Hawaii — 1.6%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	740	890,893
5.25%, 8/01/26	1,205	1,443,566
State of Hawaii, Department of Transportation, RB, Series A, AMT, 5.00%, 7/01/45	2,805	3,191,529

		5,525,988
Illinois — 16.1%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	2,000	2,331,920
Series C, 6.50%, 1/01/41	9,085	11,017,198
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A:
5.00%, 1/01/41	1,140	1,272,000
AMT, 5.50%, 1/01/28	1,000	1,188,680
AMT, 5.50%, 1/01/29	1,500	1,775,925
AMT, 5.38%, 1/01/33	2,000	2,305,460
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18 (a)	3,400	3,850,670
Sales Tax Receipts, 5.25%, 12/01/36	2,940	3,236,646
Sales Tax Receipts, 5.25%, 12/01/40	1,500	1,638,525
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	2,985	3,202,278
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.25%, 12/01/30	1,270	1,445,222
5.50%, 12/01/38	1,980	2,250,329
5.25%, 12/01/43	5,500	6,109,345
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,350	2,770,791
6.00%, 6/01/28	670	800,657
State of Illinois, GO:
5.25%, 2/01/31	1,495	1,638,296
5.25%, 2/01/32	2,320	2,535,853

2	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Municipal Bonds	Par (000)	Value
Illinois (continued)
State of Illinois, GO (continued):
5.50%, 7/01/33	$1,000	$1,103,150
5.50%, 7/01/38	700	764,869
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/28	2,500	2,769,025

		54,006,839
Indiana — 0.9%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 7/01/40	460	502,495
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,370	2,660,538

		3,163,033
Louisiana — 1.4%
Lake Charles Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 1/01/29	2,225	2,677,965
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	2,020	2,218,546

		4,896,511
Massachusetts — 0.5%
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,500	1,574,865
Michigan — 2.3%
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	3,420	3,957,556
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	3,115	3,654,518

		7,612,074
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18 (a)	305	348,200

Municipal Bonds	Par (000)	Value
Minnesota (continued)
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC) (continued):
6.50%, 11/15/38	$1,670	$1,881,589

		2,229,789
Mississippi — 1.3%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,405	3,235,374
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	1,000	1,202,730

		4,438,104
Nebraska — 0.8%
Public Power Generation Agency, Refunding RB, Whelan Energy Center, Series A (c):
5.00%, 1/01/38	555	651,087
5.00%, 1/01/39	555	649,506
5.00%, 1/01/40	610	714,450
5.00%, 1/01/41	555	649,505

		2,664,548
Nevada — 2.7%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	3,210	3,609,035
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	5,000	5,391,300

		9,000,335
New Jersey — 5.2%
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project, AMT:
5.38%, 1/01/43	1,940	2,184,188
(AGM), 5.00%, 1/01/31	1,355	1,526,977
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	3,400	3,818,574
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	3,030	3,309,093

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System (continued):
Series A (AGC), 5.63%, 12/15/28	$2,930	$3,289,657
Series AA, 5.50%, 6/15/39	3,040	3,363,912

		17,492,401
New York — 7.7%
City of New York New York Municipal Water Finance Authority, Refunding RB, 2nd General Resolution, Series EE:
Fiscal 2009, 5.25%, 6/15/40	6,930	7,796,250
Water & Sewer System, 5.38%, 6/15/43	2,220	2,606,058
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	940	1,105,186
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/38	8,500	10,098,765
Series A-1, 5.25%, 11/15/39	1,550	1,865,022
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	2,000	2,335,660

		25,806,941
Ohio — 0.9%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	2,500	3,020,775
Pennsylvania — 2.0%
Pennsylvania Turnpike Commission, RB, Series B, 5.00%, 12/01/45	2,300	2,655,902
Township of Bristol Pennsylvania School District, GO:
5.25%, 6/01/37	2,500	2,901,750
5.25%, 6/01/43	1,100	1,266,815

		6,824,467
South Carolina — 6.3%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	3,760	4,554,488
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 7/01/38	2,940	3,496,866
5.50%, 7/01/41	2,500	2,881,350

Municipal Bonds	Par (000)	Value
South Carolina (continued)
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	$1,870	$2,127,929
South Carolina State Public Service Authority, Refunding RB:
Series C, 5.00%, 12/01/46	1,000	1,143,090
Series E, 5.25%, 12/01/55	3,500	4,104,135
State of South Carolina Public Service Authority, Refunding RB, Series A (a):
5.50%, 1/01/19	200	225,028
5.50%, 1/01/19	2,300	2,587,822

		21,120,708
Tennessee — 1.0%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 7/01/40	3,000	3,449,310
Texas — 19.2%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	2,345	2,798,382
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 5/15/19 (a)	6,345	7,323,970
6.00%, 11/15/35	355	411,864
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 1/01/19 (a)	620	710,037
6.50%, 7/01/37	2,380	2,676,477
Dallas Area Rapid Transit, Refunding RB:
Senior Lien, 5.25%, 12/01/18 (a)	2,605	2,900,459
Senior Lien, 5.25%, 12/01/38	1,950	2,157,812
Series A, 5.00%, 12/01/48	2,730	3,229,426
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	1,615	1,800,596
Series H, 5.00%, 11/01/37	1,810	2,021,643
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	2,155	2,605,761
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	7,000	8,277,360
North Texas Tollway Authority, Refunding RB, 1st Tier System:
Series A, 5.63%, 1/01/18 (a)	4,895	5,287,334
Series A, 5.63%, 1/01/33	6,080	6,509,248

4	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Municipal Bonds	Par (000)	Value
Texas (continued)
North Texas Tollway Authority, Refunding RB, 1st Tier System (continued):
Series K-2 (AGC), 6.00%, 1/01/19 (a)	$1,000	$1,123,020
Series S, 5.75%, 1/01/18 (a)	855	925,298
Series S, 5.75%, 1/01/18 (a)	5,835	6,314,754
Series SE, 5.75%, 1/01/40	145	155,988
Series SE, 5.75%, 1/01/40	5,740	6,160,053
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	1,070	1,276,467

		64,665,949
Virginia — 1.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	945	1,088,073
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	2,195	2,517,775

		3,605,848
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	2,400	2,790,552
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	1,865	2,182,460

		4,973,012
Total Municipal Bonds — 122.0%		409,813,701

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
Colorado — 3.0%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 4/29/18 (a)	9,410	10,225,753
Connecticut — 1.1%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,061	3,593,692

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18 (a)(e)	$1,699	$1,912,625
Florida — 4.2%
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/18 (a)	12,500	13,969,000
Illinois — 5.6%
City of Chicago Illinois, ARB, O’Hare International Airport, Series A (AGM), 5.00%, 1/01/38	5,000	5,278,450
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	3,967	4,213,591
State of Illinois Toll Highway Authority, RB, Senior:
Priority, Series A, 5.00%, 1/01/40	1,980	2,313,075
Series B, 5.00%, 1/01/40	6,148	7,195,679

		19,000,795
Kentucky — 0.8%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	2,304	2,558,570
Nevada — 6.1%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/18 (a)	10,000	11,131,300
Series B, 5.50%, 7/01/29	8,247	9,368,983

		20,500,283
New Jersey — 1.7%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	3,859	4,106,619

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (e)	$1,500	$1,615,257

		5,721,876
New York — 7.0%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF, 5.00%, 6/15/45	5,958	6,957,835
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,300	2,545,501
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,515	8,927,334
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (e)	4,400	5,251,904

		23,682,574
Texas — 1.5%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	4,296	4,929,455

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	$2,504	$2,738,430
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 32.4%		108,833,053
Total Long-Term Investments (Cost — $464,429,125) — 154.4%		518,646,754

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.19% (f)(g)	2,599,513	2,599,513
Total Short-Term Securities (Cost — $2,599,513) — 0.8%		2,599,513
Total Investments (Cost — $467,028,638*) — 155.2%		521,246,267
Other Assets Less Liabilities — 0.9%		3,126,502
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.1)%		(57,587,714)
VMTP Shares, at Liquidation Value — (39.0)%		(131,000,000)

Net Assets Applicable to Common Shares — 100.0%		$335,785,055

*	As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$410,075,761

Gross unrealized appreciation	$54,221,231
Gross unrealized depreciation	(601,482)

Net unrealized appreciation	$53,619,749

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Variable rate security. Rate as of period end.

(c)	When-issued security.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2016 to November 15, 2019, is $4,822,883.

(f)	During the period ended April 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

6	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	2,599,513	2,599,513	$813
FFI Institutional Tax-Exempt Fund	5,506,208	(5,506,208)	—	$390

(g)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value		Unrealized Appreciation
(15)	5-Year U.S. Treasury Note	June 2016	USD	1,813,711	$6,309
(52)	10-Year U.S. Treasury Note	June 2016	USD	6,763,250	33,835
(15)	Long U.S. Treasury Bond	June 2016	USD	2,449,688	34,769
(2)	Ultra U.S. Treasury Bond	June 2016	USD	342,687	5,660
Total					$80,573

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2016	7

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$518,646,754	—	$518,646,754
Short-Term Securities	$2,599,513	—	—	2,599,513

Total Investments	$2,599,513	$518,646,754	—	$521,246,267

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$80,573	—	—	$80,573

[1]    See above Schedule of Investments for values in each state or political subdivision.

[2]    Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$208,800	—	—	$208,800
Liabilities:
Bank overdraft	—	$(150,435)	—	(150,435)
TOB Trust Certificates	—	(57,551,836)	—	(57,551,836)
VMTP Shares	—	(131,000,000)	—	(131,000,000)

Total	$208,800	$(188,702,271)	—	$(188,493,471)

During the period ended April 30, 2016, there were no transfers between levels.

8	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2016

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date:	June 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date:	June 22, 2016